Leases (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Leases
Operating lease right-of-use assets, net	$ 1,655	¥ 10,801
Short-term operating lease liabilities	906	5,911
Long-term operating lease liabilities	$ 620	¥ 4,048